Investment Properties (Details) - Schedule of investment properties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		$ 20,012	$ 25,712
Additions		36	74
Sale of investment properties		(1,128)	(3,739)
Transfer to property, premises and equipment		(1,312)
Fair value adjustment (note 23)		(1,300)	(2,007)
Foreign currency adjustment			(28)
Ending balance		16,308	20,012
Commercial building [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		18,168	20,063
Additions		36	32
Sale of investment properties
Transfer to property, premises and equipment		(1,312)
Fair value adjustment (note 23)		(1,209)	(1,899)
Foreign currency adjustment			(28)
Ending balance		15,683	18,168
Lands [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance	[1]	1,844	5,649
Additions	[1]		42
Sale of investment properties	[1]	(1,128)	(3,739)
Transfer to property, premises and equipment	[1]
Fair value adjustment (note 23)	[1]	(91)	(108)
Foreign currency adjustment	[1]
Ending balance	[1]	$ 625	$ 1,844

[1]	Lands amounting to USD 625 thousand as at 31 December 2021 (2020: USD 1,844 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 27).